CONSOLIDATED INCOME STATEMENT - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Statement1 [Line Items]
Total operating revenues	$ 8,863	$ 9,086		$ 9,474
Service costs	(1,554)	(1,701)		(1,879)
Cost of equipment and accessories	(479)	(415)		(260)
Selling, general and administrative expenses	(2,965)	(3,697)		(3,748)
Other operating gain / (loss)	350	0		0
Depreciation	(1,652)	(1,339)		(1,491)
Amortization	(394)	(495)		(537)
Impairment (loss) / reversal	(108)	(858)		(66)
Gain / (loss) on disposal of non-current assets	(43)	(57)		(26)
Gain / (loss) on disposal of subsidiaries	1	30		0
Operating (loss) / profit	2,019	554		1,467
Finance costs	(892)	(816)		(935)
Finance income	53	67		95
Other non-operating gain / (loss)	21	(68)		(97)
Share of profit / (loss) of joint ventures and associates	0	0		(22)
Impairment of joint ventures and associates	0	0		(110)
Net foreign exchange gain / (loss)	(20)	15		(70)
Profit / (loss) before tax	1,181	(248)		328
Income tax expense	(498)	(369)		(472)
Profit / (loss) from continuing operations	683	(617)		(144)
Profit / (loss) after tax from discontinued operations	0	(300)		(390)
Gain / (loss) on disposal of discontinued operations	0	1,279		0
Profit / (loss) for the period	683	362	[1]	(534)
Attributable to:
The owners of the parent (continuing operations)	621	(397)		(115)
The owners of the parent (discontinued operations)	0	979		(390)
Non-controlling interest	62	(220)		(29)
Profit / (loss) for the period	$ 683	$ 362	[1]	$ (534)
Basic and diluted gain / (loss) per share attributable to ordinary equity holders of the parent:
From continuing operations (in dollars per share)	$ 0.36	$ (0.23)		$ (0.07)
From discontinued operations (in dollars per share)	0.00	0.56		(0.22)
Total (in dollars per share)	$ 0.36	$ 0.33		$ (0.29)
Service revenues
Statement1 [Line Items]
Total operating revenues	$ 8,240	$ 8,526		$ 9,105
Sale of equipment and accessories
Statement1 [Line Items]
Total operating revenues	465	427		244
Other revenues / other income
Statement1 [Line Items]
Total operating revenues	$ 158	$ 133		$ 125

[1]	* Certain comparative amounts have been reclassified to conform to the current period presentation, refer to Note 23 for further details.